Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of names of related parties and relationship with group
Names of related parties	Relationship with the Group
Bluecap	A company controlled by a key management of the Group
Hareesh Ramanna	Executive Vice President and Co-General Manager of Connected Solutions Business Unit
Ted Peck	A non-controlling shareholder of one of the Group’s subsidiaries

Schedule of significant related party transactions
	For the years ended December 31,
	2019	2020	2021
	$	$	$
Software services provided to:
Bluecap	-	507	-

Schedule of significant related party balances
	For the years ended December 31,
	2019	2020	2021
	$	$	$
Loan from:
Bluecap	3,273	2,695	1,834

Interest expense on loan from:
Bluecap	211	438	658
Ted Peck	-	-	20